SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
Disclosure For Significant Accounting Policies [Abstract]
Basis of presentation [Policy Text Block]
a.	Basis of presentation:

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards ("IFRS"), as issued by the International Accounting Standards Board ("IASB").

The Group's financial statements have been prepared on a cost basis, except for:

-	Financial instruments which are presented at fair value through profit or loss.

-	Biological assets which are presented at fair value less cost to sell up to the point of harvest.

The Group has elected to present the profit or loss items using the function of expense method.

Consolidated financial statements [Policy Text Block]
b.	Consolidated financial statements:

The consolidated financial statements comprise the financial statements of companies that are controlled by the Company (subsidiaries). Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Potential voting rights are considered when assessing whether an entity has control. The consolidation of the financial statements commences on the date on which control is obtained and ends when such control ceases.

As of December 31, 2022 and 2021, major subsidiaries over which the Company has control, directly or indirectly, include:

	Percentage ownership
Subsidiaries	2022	2021

I.M.C. Holdings Ltd. (”IMC”)	100%	100%
Focus Medical Herbs Ltd. ("Focus")	74%	74%
I.M.C. Pharma Ltd.	100%	-
I.M.C.C. Medical Herbs Ltd.	100%	100%
I.M.C Farms Israel Ltd. ("IMC Farms")	100%	100%
I.M.C Ventures Ltd. ("IMC Ventures")	75%	75%
I.M.C - International Medical Cannabis Portugal Unipessoal Lda) ***)	-	100%
Adjupharm GmbH (“Adjupharm”)	90.02%	90.02%
R.A. Yarok Pharm Ltd. (“Pharm Yarok”)	100%	100%
Rosen High Way Ltd. (“Rosen High Way”)	100%	100%
High Way Shinua Ltd. (“HW Shinua”)	100%	100%
Revoly Trading and Marketing Ltd. (“Vironna”)	51%	51%
Oranim Plus Pharm LTD.	51.3%	51.3%
Oranim Pharm	51%	51%
Trichome Financial Corp. (“Trichome”)	** )	100%
Trichome Financial Cannabis GP Inc.	** )	100%
Trichome Financial Cannabis Manager Inc.	** )	100%
Trichome Asset Funding Corp.	** )	100%
Trichome JWC Acquisition Corp. (“TJAC”)	** )	100%
Trichome Retail Corp.	** )	100%
MYM Nutraceuticals Inc. (“MYM”)	** )	100%
SublimeCulture Inc.	** )	100%
CannaCanada Inc.	** )	100%
MYM International Brands Inc.	** )	100%
Highland Grow Inc.	** )	100%

*)
The Company does not hold directly interest or voting rights in Focus. The Company's wholly-owned subsidiary holds an option to buy the ownership of the 74% of Focus shares. According to accounting criteria in IFRS 10, the Company is viewed as effectively exercising control over Focus, and therefore, the accounts of Focus are consolidated with those of the Company.

**)	Deconsolidated effective November 7, 2022, when Trichome filed to commence proceedings under the Companies’ Creditors Arrangement Act (CCAA) (see Note 1).

***)	Dissolved as of December 31, 2022.

The financial statements of the Company and of the subsidiaries are prepared as of the same dates and periods. The consolidated financial statements are prepared using uniform accounting policies by all companies in the Group. Significant intragroup balances and transactions and gains or losses resulting from intragroup transactions are eliminated in full in the consolidated financial statements.

Non-controlling interests in subsidiaries represent the equity in subsidiaries not attributable, directly or indirectly, to a parent. Non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company. Profit or loss and components of other comprehensive income are attributed to the Company and to non-controlling interests. Losses are attributed to non-controlling interests even if they result in a negative balance of non-controlling interests in the consolidated statement of financial position.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as a change in equity by adjusting the carrying amount of the non-controlling interests with a corresponding adjustment of the equity attributable to equity holders of the Company less or plus the consideration paid or received.

Upon the disposal of a subsidiary resulting in loss of control, the Company:

-	Derecognizes the subsidiary's assets (including goodwill) and liabilities.
-	Derecognizes the carrying amount of non-controlling interests.
-	Derecognizes the adjustments arising from translating financial statements carried to equity.
-	Recognizes the fair value of the consideration received.
-	Recognizes the fair value of any remaining investment.
-
Reclassifies the components previously recognized in other comprehensive income (loss) on the same basis as would be required if the subsidiary had directly disposed of the related assets or liabilities.

-	Recognizes any resulting difference (surplus or deficit) as gain or loss.

Business combinations and goodwill [Policy Text Block]
c.	Business combinations and goodwill:

Business combinations are accounted for by applying the acquisition method. The cost of the acquisition is measured at the fair value of the consideration transferred on the acquisition date with the addition of non-controlling interests in the acquiree. In each business combination, the Company chooses whether to measure the non-controlling interests in the acquiree based on their fair value on the acquisition date or at their proportionate share in the fair value of the acquiree's net identifiable assets.

Direct acquisition costs are carried to the statement of profit or loss as incurred.

In a business combination achieved in stages, equity interests in the acquiree that had been held by the acquirer prior to obtaining control are measured at the acquisition date fair value while recognizing a gain or loss resulting from the revaluation of the prior investment on the date of achieving control.

Contingent consideration is recognized at fair value on the acquisition date and classified as a financial asset or liability in accordance with IFRS 9. Subsequent changes in the fair value of the contingent consideration are recognized in profit or loss. If the contingent consideration is classified as an equity instrument, it is measured at fair value on the acquisition date without subsequent remeasurement.

Goodwill is initially measured at cost which represents the excess of the acquisition consideration and the amount of non-controlling interests over the net identifiable assets acquired and liabilities assumed. If the resulting amount is negative, the acquirer recognizes the resulting gain on the acquisition date.

Functional currency, presentation currency and foreign currency [Policy Text Block]
d.	Functional currency, presentation currency and foreign currency:

1.	Functional currency and presentation currency:

The functional currency of the Company is the Canadian dollar ("CAD"). The Group determines the functional currency of each Group entity.

Assets, including fair value adjustments upon acquisition, and liabilities of an investee which is a foreign operation, and of each Group entity for which the functional currency is not the presentation currency are translated at the closing rate at each reporting date. Profit or loss items are translated at average exchange rates for all periods presented. The resulting translation differences are recognized in other comprehensive income (loss).

Upon the full or partial disposal of a foreign operation resulting in loss of control in the foreign operation, the cumulative gain (loss) from the foreign operation which had been recognized in other comprehensive income is transferred to profit or loss. Upon the partial disposal of a foreign operation which results in the retention of control in the subsidiary, the relative portion of the amount recognized in other comprehensive income is reattributed to non-controlling interests.

2.	Transactions, assets and liabilities in foreign currency:

Transactions denominated in foreign currency are recorded upon initial recognition at the exchange rate at the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at each reporting date into the functional currency at the exchange rate at that date. Exchange rate differences, other than those capitalized to qualifying assets or accounted for as hedging transactions in equity, are recognized in profit or loss. Non-monetary assets and liabilities denominated in foreign currency and measured at cost are translated at the exchange rate at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currency and measured at fair value are translated into the functional currency using the exchange rate prevailing at the date when the fair value was determined.

Cash equivalents [Policy Text Block]
e.	Cash equivalents:

Cash equivalents are considered as highly liquid investments, including unrestricted short-term bank deposits with an original maturity of three months or less from the date of investment or with a maturity of more than three months, but which are redeemable on demand without penalty and which form part of the Group's cash management.

Fair value measurement [Policy Text Block]
f.	Fair value measurement:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurement is based on the assumption that the transaction will take place in the asset's or the liability's principal market, or in the absence of a principal market, in the most advantageous market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

Fair value measurement of a non-financial asset takes into account a market participant's ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement:

Level 1	-	quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	-	inputs other than quoted prices included within Level 1 that are observable directly or indirectly.

Level 3	-	inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

Biological assets [Policy Text Block]
g.	Biological assets:

The Group’s biological assets consist of cannabis plants.

The Group capitalizes the direct and indirect costs incurred related to the biological transformation of the biological assets between the point of initial recognition and the point of harvest. The direct and indirect costs of biological assets are determined using an approach similar to the capitalization criteria outlined in IAS 2, Inventory. These costs include the direct cost of planting and growing materials as well as other indirect costs such as utilities and supplies used in the cultivation process.

Indirect labor for individuals involved in the cultivation and quality control process is also included, as well as depreciation on growing equipment and overhead costs such as rent to the extent it is associated with the growing space. All direct and indirect costs of biological assets are capitalized as they are incurred, and they are all subsequently recorded within the line item cost of revenues on the Group’s statements of profit or loss and other comprehensive income in the period that the related product is sold.

The Group then measures the biological assets at fair value less cost to sell up to the point of harvest, which becomes the basis for the cost of inventory after harvest. The fair value is determined using a model which estimates the expected harvest yield in grams for plants currently being cultivated, and then adjusts that amount for the expected selling price per gram and also for any additional costs to be incurred (e.g., post-harvest costs). The net unrealized gains or losses arising from changes in fair value less cost to sell during the period are included in the gross profit for the related period and are recorded in a separate line on the face of the Group’s statements of profit or loss and other comprehensive income.

Determination of the fair values of the biological assets requires the Group to make assumptions about how market participants assign fair values to these assets. These assumptions primarily relate to the level of effort required to bring the cannabis up to the point of harvest, costs to convert the harvested cannabis to finished goods, sales price, risk of loss, expected future yields from the cannabis plants and estimating values during the growth cycle.

The Group accretes fair value on a straight-line basis according to stage of growth (e.g., a cannabis plant that is 50% through its growing cycle would be ascribed approximately 50% of its harvest date expected fair value, subject to wastage adjustments).

The fair value of biological assets is categorized within Level 3 of the fair value hierarchy. For the inputs and assumptions used in determining the fair value of biological assets. The Group’s estimates are, by their nature, subject to change and differences from the anticipated yield will be reflected in the gain or loss on biological assets in future periods.

As of December 31, 2022, the Company does not hold biological assets (see Note 8).

Inventory [Policy Text Block]
h.	Inventory:

Inventory are measured at the lower of cost and net realizable value. The cost of inventory comprises costs of purchase and costs incurred in bringing the inventory to its present location and condition. Net realizable value is the estimated selling price in the ordinary course of business less estimated costs of completion and estimated costs necessary to make the sale. The Group reviews inventory for obsolete, redundant and slow-moving goods and any such inventory is written-down to net realizable value.

Inventory of purchased finished goods and packing materials are initially valued at cost and subsequently at the lower of cost and net realizable value.

The direct and indirect costs of inventory initially include the fair value of the biological asset at the time of harvest. They also include subsequent costs such as materials, labor and depreciation expense on equipment involved in packaging, labeling and inspection.

All direct and indirect costs related to inventory are capitalized as they are incurred, and they are subsequently recorded within cost of revenues on the Group’s statements of profit or loss and other comprehensive income at the time cannabis is sold, except for realized fair value amounts included in inventory sold which are recorded as a separate line item on the face of the statements of profit or loss and other comprehensive income.

The Group must also determine if the cost of any inventory exceeds its net realizable value, such as cases where prices have decreased, or inventory has spoiled or has otherwise been damaged.

Property, plant and equipment, net [Policy Text Block]
i.	Property, plant and equipment, net:

Property, plant and equipment are measured at cost, including directly attributable costs, less accumulated depreciation, accumulated impairment losses and excluding day-to-day servicing expenses. Cost includes spare parts and auxiliary equipment that are used in connection with plant and equipment.

A part of an item of property, plant and equipment with a cost that is significant in relation to the total cost of the item is depreciated separately using the component method.

Depreciation of property, plant and equipment is dependent upon estimates of useful lives and residual values which are determined through the exercise of judgement and calculated on a straight-line basis over the useful lives of the assets at annual rates as follows:

	%	Mainly %

Buildings	3	3
Greenhouse production equipment	7 - 25	20
Greenhouse structure	12.5	12.5
Motor vehicles	15	15
Computer, software and equipment	20 - 33	33
Leasehold improvements	See below	See below

Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term and the useful life of the improvement.

The useful life, depreciation method and residual value of an asset are reviewed at least each year-end and any changes are accounted for prospectively as a change in accounting estimate. Depreciation of an asset ceases at the earlier of the date that the asset is classified as held for sale and the date that the asset is derecognized.

Intangible assets [Policy Text Block]
j.	Intangible assets:

Separately acquired intangible assets are measured on initial recognition at cost including directly attributable costs. Intangible assets acquired in a business combination are measured at fair value at the acquisition date. Expenditures relating to internally generated intangible assets, excluding capitalized development costs, are recognized in profit or loss when incurred.

Intangible assets with a finite useful life are amortized over their useful life and reviewed for impairment whenever there is an indication that the asset may be impaired. The amortization period and the amortization method for an intangible asset are reviewed at least at each year end.

Amortization is calculated on a straight-line basis over the useful life of the assets as follows:

Years

Customer relationship	5-8
Brand name	9
Other intangibles	9

Impairment of non-financial assets [Policy Text Block]
k.	Impairment of non-financial assets:

The Group evaluates the need to record an impairment of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable. If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount is the higher of fair value less costs of sale and value in use. In measuring value in use, the expected future cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs. Impairment losses are recognized in profit or loss.

An impairment loss of an asset, other than goodwill, is reversed only if there have been changes in the estimates used to determine the asset's recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, shall not be increased above the lower of the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years and its recoverable amount. The reversal of impairment loss of an asset presented at cost is recognized in profit or loss.

The following criteria are applied in assessing impairment of these specific assets:

Goodwill in respect of subsidiaries:

The Company reviews goodwill for impairment once a year, on December 31, or more frequently if events or changes in circumstances indicate that there is an impairment.

Goodwill is tested for impairment by assessing the recoverable amount of the cash-generating unit (or group of cash-generating units) to which the goodwill has been allocated. The Company identified the operations and Israel, Canada and Europe as three separate cash-generating units.

An impairment loss is recognized if the recoverable amount of the cash-generating unit (or group of cash-generating units) to which goodwill has been allocated is less than the carrying amount of the cash-generating unit (or group of cash-generating units). Any impairment loss is allocated first to goodwill. Impairment losses recognized for goodwill cannot be reversed in subsequent periods.

During the year ended December 31, 2022, the Company recorded goodwill impairment in the amount of $107,854, with respect to the cash generating unit in Canada following the CCAA filing in Canada (see Note 1).

Revenue recognition [Policy Text Block]
l.	Revenue recognition:

Revenue from contracts with customers is recognized when the control over the goods or services is transferred to the customer. The transaction price is the amount of the consideration that is expected to be received based on the contract terms, excluding amounts collected on behalf of third parties (such as taxes).

In determining the amount of revenue from contracts with customers, the Group evaluates whether it is a principal or an agent in the arrangement. The Group is a principal when the Group controls the promised goods or services before transferring them to the customer. In these circumstances, the Group recognizes revenue for the gross amount of the consideration. When the Group is an agent, it recognizes revenue for the net amount of the consideration, after deducting the amount due to the principal.

Revenue from the sale of goods:

Revenue from the sale of cannabis products is generally recognized at a point in time when control over the goods have been transferred to the customer. Payment is typically due prior to or upon delivery and revenue is recognized upon the satisfaction of the performance obligation. The Group satisfies its performance obligation and transfers control upon delivery and acceptance by the customer.

Variable consideration:

The Group determines the transaction price separately for each contract with a customer. When exercising this judgment, the Group evaluates the effect of each variable amount in the contract, taking into consideration discounts, penalties, variations, claims, and non-cash consideration. In determining the effect of the variable consideration, the Group normally uses the "most likely amount" method described in the Standard. Pursuant to this method, the amount of the consideration is determined as the single most likely amount in the range of possible consideration amounts in the contract. According to the Standard, variable consideration is included in the transaction price only to the extent that it is highly probable that a significant reversal in the amount of revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

Bill-and-hold arrangements:

Due to strict regulations of security, storage and handling large quantities of cannabis products, the Group's customers may request the Group to retain physical possession of a sold product until it is delivered to the customer at a future point in time. Revenue from bill-and-hold sales is recognized before the product is physically delivered to the customer when all of the following criteria are met:

a)	The reason for the bill-and-hold arrangement is substantive (for example, the customer has requested the arrangement);
b)	The product is identified separately as belonging to the customer;
c)	The product currently is ready for physical delivery to the customer;
d)	The Group does not have the ability to use the product by selling it or delivering it to another customer.

Leases [Policy Text Block]
m.	Leases:

The Group accounts for a contract as a lease when the contract terms convey the right to control the use of an identified asset for a period of time in exchange for consideration.

For leases in which the Group is the lessee, the Group recognizes on the commencement date of the lease a right-of-use asset and a lease liability, excluding leases whose term is up to 12 months and leases for which the underlying asset is of low value. For these excluded leases, the Group has elected to recognize the lease payments as an expense in profit or loss on a straight-line basis over the lease term. In measuring the lease liability, the Group has elected to apply the practical expedient in the Standard and does not separate the lease components from the non-lease components (such as management and maintenance services, etc.) included in a single contract.

On the commencement date, the lease liability includes all unpaid lease payments discounted at the interest rate implicit in the lease, if that rate can be readily determined, or otherwise using the Group's incremental borrowing rate. After the commencement date, the Group measures the lease liability using the effective interest rate method.

On the commencement date, the right-of-use asset is recognized in an amount equal to the lease liability plus lease payments already made on or before the commencement date and initial direct costs incurred. The right-of-use asset is measured applying the cost model and amortized over the shorter of its useful life and the lease term. The periods of amortization are: Land and buildings - 6-12 years; Motor vehicles - 3 years.

Variable lease payments that depend on an index:

On the commencement date, the Group uses the index rate prevailing on the commencement date to calculate the future lease payments.

For leases in which the Group is the lessee, the aggregate changes in future lease payments resulting from a change in the index are discounted (without a change in the discount rate applicable to the lease liability) and recorded as an adjustment of the lease liability and the right-of-use asset, only when there is a change in the cash flows resulting from the change in the index (that is, when the adjustment to the lease payments takes effect).

Lease extension and termination options:

A non-cancelable lease term includes both the periods covered by an option to extend the lease when it is reasonably certain that the extension option will be exercised and the periods covered by a lease termination option when it is reasonably certain that the termination option will not be exercised.

In the event of any change in the expected exercise of the lease extension option or in the expected non-exercise of the lease termination option, the Group remeasures the lease liability based on the revised lease term using a revised discount rate as of the date of the change in expectations. The total change is recognized in the carrying amount of the right-of-use asset until it is reduced to zero, and any further reductions are recognized in profit or loss.

Lease modifications:

If a lease modification does not reduce the scope of the lease and does not result in a separate lease, the Company remeasures the lease liability based on the modified lease terms using a revised discount rate as of the modification date and records the change in the lease liability as an adjustment to the right-of-use asset.

If a lease modification reduces the scope of the lease, the Company recognizes a gain or loss arising from the partial or full reduction of the carrying amount of the right-of-use asset and the lease liability. The Company subsequently remeasures the carrying amount of the lease liability according to the revised lease terms, at the revised discount rate as of the modification date and records the change in the lease liability as an adjustment to the right-of-use asset.

Financial instruments [Policy Text Block]
n.	Financial instruments:

1.	Financial assets:

Financial assets are measured upon initial recognition at fair value plus transaction costs that are directly attributable to the acquisition of the financial assets, except for financial assets measured at fair value through profit or loss in respect of which transaction costs are recorded in profit or loss.

The Group classifies and measures debt instruments in the financial statements based on the following criteria:

-	The Group’s business model for managing financial assets; and
-	The contractual cash flow terms of the financial asset.

Debt instruments are measured at amortized cost when:

The Group’s business model is to hold the financial assets in order to collect their contractual cash flows, and the contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. After initial recognition, the instruments in this category are measured according to their terms at amortized cost using the effective interest rate method, less any provision for impairment.

Debt instruments are measured at fair value through profit or loss when:

A financial asset which is a debt instrument does not meet the criteria for measurement at amortized cost or at fair value through other comprehensive income. After initial recognition, the financial asset is measured at fair value and gains or losses from fair value adjustments are recognized in profit or loss.

Equity instruments:

Investments in equity instruments do not meet the above criteria and accordingly are measured at fair value through profit or loss. Dividends from investments in equity instruments are recognized in profit or loss when the right to receive the dividends is established.

Impairment of financial assets:

The Group evaluates at the end of each reporting period the loss allowance for financial debt instruments measured at amortized cost. The Group has short-term financial assets, principally trade receivables, in respect of which the Group applies a simplified approach and measures the loss allowance in an amount equal to the lifetime expected credit losses. The impairment loss, if any, is recognized in profit or loss with a corresponding allowance that is offset from the carrying amount of the assets.

Derecognition of financial assets:

A financial asset is derecognized only when:

-	The contractual rights to the cash flows from the financial asset has expired; or
-
The Group has transferred substantially all the risks and rewards deriving from the contractual rights to receive cash flows from the financial asset or has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset; or

-
The Group has retained its contractual rights to receive cash flows from the financial asset but has assumed a contractual obligation to pay the cash flows in full without material delay to a third party.

2.	Financial liabilities:

Financial liabilities measured at amortized cost:

Financial liabilities are initially recognized at fair value less transaction costs that are directly attributable to the issue of the financial liability.

After initial recognition, the Group measures all financial liabilities at amortized cost using the effective interest rate method, except for financial liabilities at fair value through profit or loss or when a contingent consideration recognized by an acquirer in a business combination to which IFRS 3 applies.

Financial liabilities measured at fair value through profit or loss:

At initial recognition, the Group measures financial liabilities that are not measured at amortized cost at fair value. Transaction costs incurred at initial recognition are recognized in profit or loss.

After initial recognition, changes in fair value are recognized in profit or loss.

Derecognition of financial liabilities:

A financial liability is derecognized only when it is extinguished, that is when the obligation specified in the contract is discharged or cancelled or expires. A financial liability is extinguished when the debtor discharges the liability by paying in cash, other financial assets, goods or services; or is legally released from the liability.

3.	Issue of a unit of securities:

The issue of a unit of securities involves the allocation of the proceeds received (before issuance expenses) to the securities issued in the unit based on the following order: financial derivatives and other financial instruments measured at fair value in each period. Then fair value is determined for financial liabilities that are measured at amortized cost. The proceeds allocated to equity instruments are determined to be the residual amount. Issuance costs are allocated to each component pro rata to the amounts determined for each component in the unit.

Employee benefit liabilities [Policy Text Block]
o.	Employee benefit liabilities:

The Group has several employee benefit plans:

1.	Short-term employee benefits:

Short-term employee benefits are benefits that are expected to be settled wholly before twelve months after the end of the annual reporting period in which the employees render the related services. These benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered.

A liability in respect of a cash bonus or a profit-sharing plan is recognized when the Group has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and a reliable estimate of the amount can be made.

2.	Post-employment benefits:

The plans are normally financed by contributions to insurance companies and classified as defined contribution plans or as defined benefit plans.

The Group has defined contribution plans pursuant to section 14 to the Israeli Severance Pay Law under which the Group pays fixed contributions and will have no legal or constructive obligation to pay further contributions if the fund does not hold sufficient amounts to pay all employee benefits relating to employee service in the current and prior periods. Contributions to the defined contribution plan in respect of severance or retirement pay are recognized as an expense when contributed concurrently with performance of the employee's services.

The Group also operates a defined benefit plan in respect of severance pay pursuant to the Israeli Severance Pay Law. According to the Severance Pay Law, employees are entitled to severance pay upon dismissal or retirement. The liability for termination of employment is measured using the projected unit credit method. The actuarial assumptions include expected salary increases and rates of employee turnover based on the estimated timing of payment. The amounts are presented based on discounted expected future cash flows using a discount rate determined by reference to market yields at the reporting date on high quality corporate bonds that are linked to the Consumer Price Index with a term that is consistent with the estimated term of the severance pay obligation.

In respect of its severance pay obligation to certain of its employees, the Group makes current deposits in pension funds and insurance companies (the "plan assets"). Plan assets comprise assets held by a long-term employee benefit fund or qualifying insurance policies. Plan assets are not available to the Group’s own creditors and cannot be returned directly to the Group.

The liability for employee benefits shown in the statement of financial position reflects the present value of the defined benefit obligation less the fair value of the plan assets.

Remeasurements of the net liability are recognized in other comprehensive income in the period in which they occur.

Share-based payment transactions [Policy Text Block]
p.	Share-based payment transactions:

The Group's employees and service providers are entitled to remuneration in the form of equity-settled share-based payments.

Equity-settled transactions:

The cost of equity-settled transactions with employees is measured at the fair value of the equity instruments granted at grant date. The fair value is determined using an acceptable option pricing model.

As for other service providers, the cost of the transactions is measured at the fair value of the goods or services received as consideration for equity instruments granted.

The cost of equity-settled transactions is recognized in profit or loss together with a corresponding increase in equity during the period which the performance and/or service conditions are to be satisfied ending on the date on which the relevant employees become entitled to the award (the "vesting period"). The cumulative expense recognized for equity-settled transactions at the end of each reporting period until the vesting date reflects the extent to which the vesting period has expired and the Group's best estimate of the number of equity instruments that will ultimately vest.

Provisions [Policy Text Block]
q.	Provisions:

A provision in accordance with IAS 37 is recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. When the Group expects part or all of the expense to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain. The expense is recognized in the statement of profit or loss net of any reimbursement.

Following are the types of provisions included in the financial statements:

Legal claims:

A provision for claims is recognized when the Group has a present legal or constructive obligation as a result of a past event, it is more likely than not that an outflow of resources embodying economic benefits will be required by the Group to settle the obligation and a reliable estimate can be made of the amount of the obligation.

Restructuring:

A provision for restructuring is only recognized when the Company has approved a detailed formal plan identifying the business or the part of the business that is concerned, the location and the number of employees affected by the restructuring and there is a detailed reliable estimate of the associated costs and the timing of the plan. Also, there must be a valid expectation by the parties affected by the restructuring that the restructuring will be implemented, or it has already commenced.

Taxes on income [Policy Text Block]
r.	Taxes on income:

Current or deferred taxes are recognized in profit or loss, except to the extent that they relate to items which are recognized in other comprehensive income or equity.

Current taxes:

The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted by the reporting date as well as adjustments required in connection with the tax liability in respect of previous years.

Deferred taxes:

Deferred taxes are computed in respect of temporary differences between the carrying amounts in the financial statements and the amounts attributed for tax purposes.

Deferred taxes are measured at the tax rate that is expected to apply when the asset is realized, or the liability is settled, based on tax laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets are reviewed at each reporting date and reduced to the extent that it is not probable that they will be utilized. Deductible carryforward losses and temporary differences for which deferred tax assets had not been recognized are reviewed at each reporting date and a respective deferred tax asset is recognized to the extent that their utilization is probable.

Deferred taxes are offset if there is a legally enforceable right to offset a current tax asset against a current tax liability and the deferred taxes relate to the same taxpayer and the same taxation authority.

Earnings per share [Policy Text Block]
s.	Earnings per share:

Earnings per share are calculated by dividing the net income attributable to equity holders of the Group by the weighted number of Common Shares outstanding during the period.

Potential Common Shares are included in the computation of diluted earnings per share when their conversion decreases earnings per share from continuing operations. Potential Common Shares that are converted during the period are included in diluted earnings per share only until the conversion date and from that date in basic earnings per share. The Company's share of earnings of investees is included based on its share of earnings per share of the investees multiplied by the number of shares held by the Company.

Treasury shares [Policy Text Block]
t.	Treasury shares:

Company shares held by the Company and/or subsidiaries are recognized at cost of purchase and presented as a deduction from equity. Any gain or loss arising from a purchase, sale, issue or cancellation of treasury shares is recognized directly in equity.

Operating segments [Policy Text Block]
u.	Operating segments:

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker ("CODM"), who is responsible for allocating resources and assessing performance of the operating segments. The Company's Chief Executive Officer is the CODM. The Company has determined that it operates in two operating segments (see Note 23).

Discontinued operations [Policy Text Block]
v.	Discontinued operations:

A discontinued operation is a component of the Company represents a separate major line of business or geographical area of operations and that either has been disposed of or is classified as held for sale. The operating results relating to the discontinued operation are presented separately in profit or loss, net of the tax effect.

The discontinued operation presented in the Company's statement of profit or loss derives from the activities in Canada (see Note 1).